Schedule of Reconciliation of Income Before Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (171)	$ (1,331)	$ 8,965
Provision for income taxes at Hong Kong profits tax rates of 16.5%			1,479
Effect of different tax rates available to different jurisdictions	17	131	(355)
Non-deductible expenses and non-taxable income, net			(812)
Income tax expense	$ 17	$ 131	$ 312